Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

20.Goodwill and Other Intangible Assets

(a)    Goodwill

The carrying amount of goodwill is as follows:

USD
Balance as of December 31, 2014	$66,045
Acquisition of Solar Juice (Note 3)	8,238
Acquisition of CECEP (Note 3)	1,417
Acquisition of Energiebau	269

Balance as of December 31, 2015	$75,969

Based on the fair value of the reporting unit which is higher than the carrying amount (including goodwill) as at December 31, 2015 and 2014, step 2 impairment test was not performed and no provision for impairment for goodwill was made.

(b)    Other Intangible Assets

Intangible assets consisted of the following:

	Useful Life		Impairment	Accumulated
	(in months)	Gross	Charge	Amortization	Net
As of December 31, 2015
Patent	57	2,700	—	(2,700)	—
Customer Relationship	120	4,728	—	(274)	4,454
Website	36	100	—	(28)	72
		$7,528		$(3,002)	$4,526

As of December 31, 2014	57	$2,700	$—	$(2,140)	$560

Patent		$2,700	$—	$(2,140)	$560

The customer relationship was mainly contributed by the acquisition of Solar Juice (See Note 3 — Business Acquisitions) in May 2015. As customer relationship with their clients was the key driver of the revenue for Solar Juice, which will bring further economic benefit to its business. Therefore, the customer relationship was separately identified as an intangible asset on the acquisition date. The balance will be amortized over the useful life of 10 years.

Amortization expense for other intangible assets was $862, $560 and $571 for the years ended December 31, 2015, 2014 and 2013, respectively.

As of December 31, 2015, the estimated future amortization expense related to other intangible assets is as follows:

USD
2016	522
2017	522
2018	491
2019	488
2020	471
Thereafter	2,032

$4,526